Intangible Assets, Net (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net [Abstract]
2017	$ 197,843
2018	197,735
2019	197,046
2020	197,046
2021	196,848
Thereafter	8,460,968
Intangible assets, net	$ 9,447,486	$ 1,778,264